10. INVENTORY (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Details 1
Net realizable value, Beginning balance	$ (2,306,166)	$ (2,481,150)	$ (3,036,299)
Estimation of obsolescence	(1,339,215)	(1,114,952)	(3,071,587)
Use of provision	1,897,792	1,289,936	3,626,736
Net realizable value, Ending balance	$ (1,747,589)	$ (2,306,166)	$ (2,481,150)